Changes in accounting policies	12 Months Ended
Dec. 31, 2025
Changes in accounting policies [Abstract]
Changes in accounting policies
3	Changes in accounting policies

New Standards adopted as of January 1, 2025

Certain amendments to the existing standards became effective on January 1, 2025, which were not applicable or had no effect on the Company’s consolidated financial position or consolidated results; therefore specific disclosures have not been made.

Standards, amendments and interpretations to existing standards that are not yet effective and have not been adopted early by the Group
At the date of authorization of these consolidated financial statements, several new, but not yet effective, Standards and amendments to existing Standards have been published by the IASB. The standards and amendments applicable to the Company that have not yet come into effect and have not been adopted early are:
•	Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 7 and IFRS 9)

•	Annual amendments to IFRS (Volume 11)

•	IFRS 18 ‘Presentation and Disclosure in Financial Statements’

•	IFRS 19 ‘Subsidiaries without Public Accountability: Disclosures’

Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the pronouncement. Except for IFRS 18 ‘Presentation and Disclosure in Financial Statements’ (IFRS 18), which is mentioned below, the remaining new standards and amendments not adopted in the current year or mentioned are not expected to have a material impact on the Company’s consolidated financial statements.

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 ‘Presentation of Financial Statements’. Although IFRS 18 includes many of the requirements of IAS 1, it introduces new requirements to better structure financial statements and to provide more detailed and useful information to investors, including:
•	two new subtotals defined in the statement of profit or loss, namely (1) operating profit and (2) profit or loss before financing and income taxes;

•	the classification of all income and expenses within the statement of profit or loss in one of five categories;

•	a new requirement to disclose performance measures defined by management, and

•	an improvement in the principles related to the aggregation and disaggregation of information in the financial statements and accompanying notes.

Some of the disclosure requirements previously contained in IAS 1 have been transferred to IAS 8 without any material changes. This applies in particular to disclosures on accounting policies and sources of estimation uncertainty. As a result of these changes, IAS 8 will be renamed ‘Basis of Preparation of Financial Statements’.

The publication of IFRS 18 also results in consequential amendments to other IFRS Accounting Standards, including IAS 7.

IFRS 18 is effective for annual periods beginning on or after January 1, 2027, with earlier application permitted. IFRS 18 will be applied retrospectively with specific transitional provisions.

The Company is currently working to identify all of the impacts that IFRS 18 will have on the primary consolidated financial statements and related notes.